Commitments (Tables)	12 Months Ended
Mar. 31, 2015
Commitments
Schedule of capital commitments

	As of March 31,
	2014	2015
	(in millions of RMB)
Contracted but not provided for:
Purchase of property and equipment	980	1,190
Construction of corporate campuses	1,562	2,181

	2,542	3,371

Schedule of operating lease commitments for office facility and transportation equipment

	As of March 31,
	2014	2015
	(in millions of RMB)
No later than 1 year	198	400
Later than 1 year and no later than 5 years	214	623
More than 5 years	8	33

Total	420	1,056

Schedule of commitments for co-location, bandwidth fees and marketing expenses
	As of March 31,
	2014	2015
	(in millions of RMB)
No later than 1 year	884	2,089
Later than 1 year and no later than 5 years	2,523	3,045

Total	3,407	5,134